Tax Effects of Temporary Differences for Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Components of Deferred Tax Assets [Abstract]
Net operating loss carryforwards	$ 0	$ 134
Tax credit carryforwards	1,331	887
Fixed assets and intangible assets	2,436	2,321
Other accruals and reserves	30,075	15,079
Fitbit Force recall reserve	8,159	32,926
Gross deferred tax assets	42,001	51,347
Valuation allowance	0	(51,347)
Net deferred tax assets	$ 42,001	$ 0